Consolidated income statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statement
Net revenue from products sold	$ 2,449,484	$ 1,964,841	$ 1,865,183
Cost of products sold	(1,681,202)	(1,439,101)	(1,463,290)
Gross profit	768,282	525,740	401,893
Operating expenses
Selling	(89,239)	(90,647)	(84,559)
General and administrative	(148,242)	(127,305)	(106,299)
Other operating expenses, net	(129,221)	(177,819)	(47,105)
Total operating expenses	(366,702)	(395,771)	(237,963)
Operating profit before equity results and net financial results	401,580	129,969	163,930
Net financial results
Financial income	29,868	24,955	19,268
Financial expenses	(106,169)	(70,374)	(61,625)
Exchange variation gains (losses), net	(53,880)	124,500	(299,574)
Finance results, net	(130,181)	79,081	(341,931)
Results of investees
Share in the results of associates	60	(158)	(256)
Profit (loss) before taxation	271,459	208,892	(178,257)
Taxes on income
Current	(125,691)	(75,282)	(62,758)
Deferred	19,497	(23,101)	101,537
Profit (loss) for the year from continuing operations	165,265	110,509	(139,478)
Discontinued operations			(318)
Profit (loss) for the year	165,265	110,509	(139,796)
Profit (loss) attributable to the owners of the parent	126,885	93,167	(129,461)
Profit (loss) attributable to non-controlling interests	$ 38,380	$ 17,342	$ (10,335)
Average number of shares	116,527	80,699	1,874
Basic and diluted earnings (loss) per share (in dollars per share)	$ 1.09	$ 1.15	$ (69.08)